UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Matt Jacobson
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Matt Jacobson  San Francisco, CA    July 15, 2006

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 89

Form 13F information table value total: $162,883,000

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5      374       41,775 SH   SOLE              0   0   41,775
Abbott Labs                    COM      002824 10 0    2,704       62,011 SH   SOLE              0   0   62,011
Adobe Sys Inc	               COM      00724F 10 1      751       24,750 SH   SOLE              0   0   24,750
Amgen Inc.                     COM      031162 10 0    2,509       38,467 SH   SOLE              0   0   38,467
Anheuser Busch Cos Inc         COM      035229 10 3    3,166       69,452 SH   SOLE              0   0   69,452
AT&T Corp                  COM NEW      00206R 10 2    2,245	   82,054 SH   SOLE              0   0   82,054
Auto Data Processing In        COM      053015 10 3    2,549       56,220 SH   SOLE              0   0   56,220
Bank of America Corporation    COM      060505 10 4    1,708       35,511 SH   SOLE              0   0   35,511
Baxter Intl Inc                COM      071813 10 9    2,781       75,655 SH   SOLE              0   0   75,655
Becton Dickinson & Co          COM      075887 10 9    2,363	   38,667 SH   SOLE              0   0   38,667
BellSouth Corp                 COM      079860 10 2    1,172       32,386 SH   SOLE              0   0   32,386
Berkshire Hathaway Inc Del    CL B      084670 20 7      490          161 SH   SOLE              0   0      161
Boeing Co                      COM      097023 10 5    2,800       34,179 SH   SOLE              0   0   34,179
BP PLC               SPONSORED ADR      110889 40 9    4,333       62,245 SH   SOLE              0   0   62,245
Bristol Myers Squibb Co        COM      110122 10 8      675       26,110 SH   SOLE              0   0   26,110
Cadbury Schweppes PLC          ADR      127209 30 2    2,313       59,602 SH   SOLE              0   0   59,602
CBS Corporation               CL B      124857 20 2      384       14,200 SH   SOLE              0   0   14,200
Chevron Corp New               COM      166764 10 0    3,863       62,248 SH   SOLE              0   0   62,248
Cisco Sys Inc                  COM      17275R 10 2    2,979      152,553 SH   SOLE              0   0  152,553
Citigroup Inc                  COM      172967 10 1    1,562       32,380 SH   SOLE              0   0   32,380
Citizens Communications Co     COM      17453B 10 1      435       33,375 SH   SOLE              0   0   33,375
Coca Cola Co                   COM      191216 10 0    2,027       47,134 SH   SOLE              0   0   47,134
ConocoPhillips                 COM      20825C 10 4    1,709       26,080 SH   SOLE              0   0   26,080
Corning Inc                    COM      219350 10 5    1,443       59,658 SH   SOLE              0   0   59,658
Costco Whsl Corp New           COM      22160Q 10 2    2,563       44,874 SH   SOLE              0   0   44,874
Disney Walt Co.                COM      254687 10 6    2,097       69,926 SH   SOLE              0   0   69,926
Dow Jones & Co Inc             COM      260561 10 5      390       11,138 SH   SOLE              0   0   11,138
EMC Corp Mass                  COM      268648 10 2      693       63,210 SH   SOLE              0   0   63,210
Ebay Inc                       COM      278642 10 3    1,246       42,550 SH   SOLE              0   0   42,550
Electronic Arts Inc            COM      285512 10 9      755       17,540 SH   SOLE              0   0   17,540
Emerson Elec Co                COM      291011 10 4    1,732       20,670 SH   SOLE              0   0   20,670
Exxon Mobil Corp               COM      30231G 10 2    3,301       53,809 SH   SOLE              0   0   53,809
Fifth Third Bancorp            COM      316773 10 0      503       13,625 SH   SOLE              0   0   13,625
First Data Corp                COM      319963 10 4    2,209       49,056 SH   SOLE              0   0   49,056
Gannett Inc                    COM      364730 10 1    2,605       46,592 SH   SOLE              0   0   46,592
Genentech Inc New              COM      368710 40 6      861       10,535 SH   SOLE              0   0   10,535
General Electric Co            COM      369604 10 3    3,836      116,392 SH   SOLE              0   0  116,392
General Mills Inc.             COM      370334 10 4    1,288       24,932 SH   SOLE              0   0   24,932
Google Inc.                  CL  A      38259P 50 8    1,110        2,649 SH   SOLE              0   0    2,649
Hain Celestial Group Inc       COM      405217 10 0      416       16,150 SH   SOLE              0   0   16,150
Hewlett-Packard Co             COM      428236 10 3    3,469      109,497 SH   SOLE              0   0  109,497
Home Depot Inc                 COM      437076 10 2    2,502       69,907 SH   SOLE              0   0   69,907
Hubbell Inc                  CL  A      443510 10 2    1,012       23,225 SH   SOLE              0   0   23,225
Hubbell Inc                  CL  B      443510 20 1      485       10,186 SH   SOLE              0   0   10,186
Hutton Tele Trust              COM      447900 10 1       81       32,000 SH   SOLE              0   0   32,000
Intel Corp                     COM      458140 10 0    4,163      219,135 SH   SOLE              0   0  219,135
Intl Business Machs            COM      459200 10 1    5,058       65,851 SH   SOLE              0   0   65,851
Intl Game Technolog            COM      459902 10 2    1,168       30,800 SH   SOLE              0   0   30,800
Jacobson Stores                COM      469834 10 5        0       69,255 SH   SOLE              0   0   69,255
Johnson & Johnson              COM      478160 10 4    4,456       74,373 SH   SOLE              0   0   74,373
Lee Enterprises Inc            COM      523768 10 9      457       16,976 SH   SOLE              0   0   16,976
Liberty Media Capital          COM      53071M 30 2      415        4,961 SH   SOLE              0   0    4,961
Liberty Media Interactive      COM      53071M 10 4      428       24,838 SH   SOLE              0   0   24,838
Lilly Eli & Co.                COM      532457 10 8    2,971       53,759 SH   SOLE              0   0   53,759
Lucent Technologies Inc        COM      549463 10 7       37       15,521 SH   SOLE              0   0   15,521
Masco Corp                     COM      574599 10 6    1,933       65,243 SH   SOLE              0   0   65,243
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,502       74,585 SH   SOLE              0   0   74,585
McClatchy Co                  CL A      579489 10 5      736       18,350 SH   SOLE              0   0   18,350
Medtronic Inc                  COM      585055 10 6      660       14,081 SH   SOLE              0   0   14,081
Merck & Co Inc                 COM      589331 10 7      824       22,640 SH   SOLE              0   0   22,640
Microsoft Corp                 COM      594918 10 4    2,670      114,612 SH   SOLE              0   0  114,612
Motorola Inc                   COM      620076 10 9    2,018      100,146 SH   SOLE              0   0  100,146
New York Times Co             CL A      650111 10 7    1,021       41,605 SH   SOLE              0   0   41,605
Oracle Corp		       COM      68389X 10 5      795       54,906 SH   SOLE              0   0   54,906
Pentair Inc.                   COM      709631 10 5    1,358       39,725 SH   SOLE              0   0   39,725
Pepsico Inc                    COM      713448 10 8    4,645       77,378 SH   SOLE              0   0   77,378
Pfizer Inc                     COM      717081 10 3    5,261      224,154 SH   SOLE              0   0  224,154
Procter & Gamble Co            COM      742718 10 9    3,992       71,802 SH   SOLE              0   0   71,802
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      480        7,167 SH   SOLE              0   0    7,167
Schlumberger Ltd               COM      806857 10 8    4,606       70,740 SH   SOLE              0   0   70,740
Servicemaster                  COM      81760N 10 9      105       10,175 SH   SOLE              0   0   10,175
Snap On Inc                    COM      833034 10 1    1,047       25,925 SH   SOLE              0   0   25,925
Sysco Corp                     COM      871829 10 7    2,102       68,783 SH   SOLE              0   0   68,783
Target Corp                    COM      87612e 10 6    3,132       64,096 SH   SOLE              0   0   64,096
Time Warner Inc                COM      887317 10 5    2,117      122,399 SH   SOLE              0   0  122,399
Tribune Co New                 COM      896047 10 7      292        9,000 SH   SOLE              0   0    9,000
U S T Inc                      COM      902911 10 6      730       16,150 SH   SOLE              0   0   16,150
Union Pac Corp                 COM      907818 10 8      890        9,575 SH   SOLE              0   0    9,575
United Parcel Service Inc      COM      911312 10 6    3,164       38,430 SH   SOLE              0   0   38,430
Verizon Communications         COM      92343v 10 4    2,226       66,464 SH   SOLE              0   0   66,464
Viacom Inc                    CL B      925524 30 8      637       17,775 SH   SOLE              0   0   17,775
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    1,567       73,574 SH   SOLE              0   0   73,574
Wal Mart Stores Inc            COM      931142 10 3    1,755       36,438 SH   SOLE              0   0   36,438
Walgreen Co.                   COM      931422 10 9    1,495       33,350 SH   SOLE              0   0   33,350
Watts Water Tech Inc.         CL A      942749 10 2      760       22,650 SH   SOLE              0   0   22,650
Wells Fargo & Co New           COM      949746 10 1    1,679       25,033 SH   SOLE              0   0   25,033
Wyeth                          COM      983024 10 0    3,646       82,111 SH   SOLE              0   0   82,111
Yahoo Inc                      COM      984332 10 6    1,446       43,820 SH   SOLE              0   0   43,820
Zimmer Hldgs Inc               COM      98956P 10 2      950       16,750 SH   SOLE              0   0   16,750
